STOCK OPTION PLANS AND STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jul. 01, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

11. STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (2007 Plan) under which we are authorized to grant awards of restricted and unrestricted stock, options, and other stock-based awards based on the shares of common stock of our indirect parent, DJO, subject to adjustment in certain events. The total number of shares available to grant under the 2007 Plan is 10,575,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and the options will expire no more than ten years from the date of grant.

In September 2015, all outstanding options granted to employees between 2008 and 2011 were amended to modify the vesting terms of the portion of the options which vest on achievement of a minimum multiple of invested capital (MOIC) from a MOIC of 2.25 for one-third of the options and a MOIC of 2.5 for an additional one-third of the options to a single MOIC vesting component covering two-thirds of the options with the terms described below. As amended, the options granted between 2008 and 2011 vest as follows: (i) one-third of each stock option grant vests over a specified period of time contingent solely upon the option holder’s continued employment or service with us (Time-Based Options); and, (ii) two-thirds of each stock option grant will vest upon achieving MOIC with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Options). The Market Return Options provide for vesting within a range of achievement of a MOIC multiple between 1.5 and 2.25. If Blackstone sells all or a portion of its equity interests in DJO while the options are outstanding, then the unvested Market Return Options will vest and become exercisable as follows: 1) 25% of the options will vest and become exercisable if Blackstone realizes a MOIC of 1.5 times its equity investment in DJO; 2) 100% of the options will vest and become exercisable if Blackstone realizes a MOIC of at least 2.25 times its equity investment in DJO; and 3) if Blackstone realizes a MOIC of greater than 1.5 times its equity investment but less than 2.25 times its equity investment, then 25% of the options will vest and become exercisable and a percentage of the remaining unvested options will vest and become exercisable with such percentage equal to a fraction, the numerator of which is the actual MOIC realized by Blackstone, less 1.5 and the denominator of which is 0.75.

In July 2015, all outstanding options granted to employees in 2012 and later years were amended to modify the MOIC vesting provision as described below. These options vest in four equal installments beginning with the year of grant and for each of the three calendar years following the year of grant, with each such installment vesting only if the final reported financial results for such year show that the Adjusted EBITDA for such year equaled or exceeded the Adjusted EBITDA amount in the financial plan approved by DJO’s Board of Directors for such year (Performance Options). In the event that the Adjusted EBITDA in any of such four years falls short of the amount of Adjusted EBITDA in the financial plan for that year, the installment that did not therefore vest at the end of such year shall be eligible for subsequent vesting at the end of the four year vesting period if the cumulative Adjusted EBITDA for such four years equals or exceeds the cumulative Adjusted EBITDA in the financial plans for such four years and the Adjusted EBITDA in the fourth vesting year equals or exceeds the Adjusted EBITDA in the financial plan for such year. In addition, as amended in July 2015, such options also provide that in the event Blackstone achieves the same MOIC requirement described above for the Market Return Options, any unvested installments from prior years and all installments for future years shall thereupon vest.

In February 2013, 310,000 options previously granted to new employees in 2012 were amended to convert one-third of such options into Time-Based Options, with the remaining two-thirds continuing to be Performance Options. Additionally, all 2012 Performance Options were amended to allow for vesting of the 2012 Adjusted EBITDA tranche if the 2013 Adjusted EBITDA results equal or exceed an enhanced amount of Adjusted EBITDA over the amount reflected in the 2013 financial plan. The 2013 Adjusted EBITDA results were not met. In February 2014, all 2012 and 2013 Performance Options were amended to allow for vesting of the 2012 and 2013 Adjusted EBITDA tranches if the 2014 Adjusted EBITDA results equaled or exceeded an enhanced amount of Adjusted EBITDA reflected in the 2014 financial plan. Because the required 2014 Adjusted EBITDA results were not achieved, those tranches did not vest.

Options granted in 2013 and 2014 to existing employees had the same terms as the Performance Options described above and options granted to new employees in 2013 and 2014 had the same terms as the options amended in February 2013.

In 2013, 2014, 2015 and 2016, options were granted to employees following the net exercise of the options they received in 2007 in exchange for options that had previously been granted in DJO’s predecessor company (Rollover Options), which were scheduled to expire in 2013, 2014, 2015 and 2016, respectively. These new options were fully vested on the date of grant and have a term of ten years (Vested Options).

Except for options granted to the Chairman of the Board and two other board members as described below, options are typically granted annually to members of our Board of Directors who are not affiliates of Blackstone (referred to as Director Service Options). The Director Service Options vest in increments of 33 1/3% per year on each of the first through third anniversary dates of the grant date, contingent upon the optionee’s continued service as a director. The options granted to the Chairman of the Board and the two other board members vest as follows: one-third of the stock option grant vests in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date contingent upon the optionee’s continued service as a director; and, as amended in July 2015, two-thirds of the stock option grant will vest in the same manner as the Market Return Options.

Stock-Based Compensation

During the six months ended July 1, 2016, the compensation committee granted 667,818 options to employees, of which 426,998 were Market Return Options, 66,002 were Time-Based Options and 174,818 were Vested Options. Additionally, the compensation committee granted 13,800 Director Service Options to members of the Board of Directors. The weighted average grant date fair value of the Time-Based Options, Director Service Options and Vested Options granted during the six months ended July 1, 2016 was $5.99, $5.99, and $5.25 respectively.

During the six months ended June 27, 2015, the compensation committee granted 593,621 options to employees, of which 444,169 were Performance Options, 128,331 were Time-Based Options and 21,121 were Vested Options. Additionally, the compensation committee granted 23,000 Director Service Options to members of the Board of Directors. The weighted average grant date fair values of the Time-Based Options, the Vested Options, and the Director Service Options, granted during the six months ended June 27, 2015 were $6.07, $5.27, and $6.92, respectively.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Options, the Vested Options and the Director Service Options granted:

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Expected volatility	33.3%	33.3%	33.3%	33.3%
Risk-free interest rate	1.2%-1.5%	1.8%	1.2%-1.6%	1.5%-2.0%
Expected years until exercise	5.2-6.6	6.5	5.2-6.6	5.1-8.3
Expected dividend yield	0.0%	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Three Months Ended		Six Months Ended
	July 1, 2016	June 27, 2015	July 1, 2016	June 27, 2015
Cost of sales	$31	$31	$61	$61
Operating expenses:
Selling, general and administrative	1,146	506	1,318	1,085
Research and development	139	2	142	6

	$1,316	$539	$1,521	$1,152

We have determined that it is not probable that we will meet the Adjusted EBITDA targets related to the Performance Options granted. As such, we did not recognize expense for any of the options which had the potential to vest in 2016. Additionally, we have not recognized expense for any of the options which have the potential to vest based on Adjusted EBITDA for 2017, and 2018 as some of these targets have not yet been established and we are unable to assess the probability of achieving such targets. Accordingly, during each of the periods presented above we recognized stock-based compensation expense only for the Time-Based Options, the Vested Options and the Director Service Options.

In each of the periods presented above, we recognized stock-based compensation expense only for Time-Based Options granted to employees, as the performance components of the Market Return Options are not deemed probable at this time.

Stock based compensation expense for options granted to non-employees was not significant to the Company for all periods presented, and was included in Selling, general and administrative expense in our Unaudited Condensed Consolidated Statements of Operations.

14. STOCK OPTION PLANS AND STOCK-BASED COMPENSATION

Stock Option Plan

We have one active equity compensation plan, the DJO 2007 Incentive Stock Plan (2007 Plan) under which we are authorized to grant awards of restricted and unrestricted stock, options, and other stock-based awards based on the shares of common stock of our indirect parent, DJO, subject to adjustment in certain events. The total number of shares available to grant under the 2007 Plan is 10,575,529.

Options issued under the 2007 Plan can be either incentive stock options or non-qualified stock options. The exercise price of stock options granted will not be less than 100% of the fair market value of the underlying shares on the date of grant and will expire no more than ten years from the date of grant.

In September 2015, all outstanding options granted to employees between 2008 and 2011 were amended to modify the vesting terms of the portion of the options which vest on achievement of a minimum multiple of invested capital (MOIC) from a MOIC of 2.25 for one-third of the options and a MOIC of 2.5 for an additional one-third of the options to a single MOIC vesting component covering two-thirds of the options with the terms described below. As amended, the options granted between 2008 and 2011 vest as follows: (i) one-third of each stock option grant vests over a specified period of time contingent solely upon the option holder’s continued employment or service with us (Time-Based Options); and, (ii) two-thirds of each stock option grant will vest upon achieving MOIC with respect to Blackstone’s aggregate investment in DJO’s capital stock, to be achieved by Blackstone following a liquidation of all or a portion of its investment in DJO’s capital stock (Market Return Options). The Market Return Options provide for vesting within a range of achievement of a MOIC multiple between 1.5 and 2.25. If Blackstone sells all or a portion of its equity interests in DJO while the options are outstanding, then the unvested Market Return Options will vest and become exercisable as follows: 1) 25% of the options will vest and become exercisable if Blackstone realizes a MOIC of 1.5 times its equity investment in DJO; 2) 100% of the options will vest and become exercisable if Blackstone realizes a MOIC of at least 2.25 times its equity investment in DJO; and 3) if Blackstone realizes a MOIC of greater than 1.5 times its equity investment but less than 2.25 times its equity investment, then 25% of the options will vest and become exercisable and a percentage of the remaining unvested options will vest and become exercisable with such percentage equal to a fraction, the numerator of which is the actual MOIC realized by Blackstone, less 1.5 and the denominator of which is 0.75.

In July 2015, all outstanding options granted to employees in 2012 and later years were amended to modify the MOIC vesting provision as described below. Options granted to employees in 2012 vest in four equal installments beginning in 2012 and for each of the three calendar years following 2012, with each such installment vesting only if the final reported financial results for such year show that the Adjusted EBITDA for such year equaled or exceeded the Adjusted EBITDA amount in the financial plan approved by DJO’s Board of Directors for such year (Performance Options). In the event that the Adjusted EBITDA in any of such four years falls short of the amount of Adjusted EBITDA in the financial plan for that year, the installment that did not therefore vest at the end of such year shall be eligible for subsequent vesting at the end of the four year vesting period if the cumulative Adjusted EBITDA for such four years equals or exceeds the cumulative Adjusted EBITDA in the financial plans for such four years and the Adjusted EBITDA in the fourth vesting year equals or exceeds the Adjusted EBITDA in the financial plan for such year. In addition, as amended in July 2015, such options also provide that in the event Blackstone achieves the same MOIC requirement described above for the Market Return Options, any unvested installments from prior years and all installments for future years shall thereupon vest.

In February 2013, 310,000 options previously granted to new employees in 2012 were amended to convert one-third of such options into Time-Based Options, with the remaining two-thirds continuing to be Performance Options. Additionally, all 2012 Performance Options were amended to allow for vesting of the 2012 Adjusted EBITDA tranche if the 2013 Adjusted EBITDA results equal or exceed an enhanced amount of Adjusted EBITDA over the amount reflected in the 2013 financial plan. The 2013 Adjusted EBITDA results were not met. In February 2014, all 2012 and 2013 Performance Options were amended to allow for vesting of the 2012 and 2013 Adjusted EBITDA tranches if the 2014 Adjusted EBITDA results equaled or exceeded an enhanced amount of Adjusted EBITDA reflected in the 2014 financial plan. Because the required 2014 Adjusted EBITDA results were not achieved, those tranches did not vest.

Options granted in 2013 and 2014 to existing employees had the same terms as the Performance Options described above and options granted to new employees in 2013 and 2014 had the same terms as the options amended in February 2013.

In 2014 and 2015, options were granted to employees following the net exercise of their Rollover Options which were scheduled to expire in 2014 and 2015, respectively. These new options were fully vested on the date of grant and have a term of ten years (Vested Options).

Except for options granted to the Chairman of the Board and two other board members as described below, options are typically granted annually to members of our Board of Directors who are not affiliates of Blackstone (referred to as Director Service Options). The Director Service Options vest in increments of 33 1/3% per year on each of the first through third anniversary dates of the grant date, contingent upon the optionee’s continued service as a director. The options granted to the Chairman of the Board and the two other board members vest as follows: one-third of the stock option grant vests in increments of 33 1/3% per year on each of the first through third anniversary dates from the grant date contingent upon the optionee’s continued service as a director; and, as amended in July 2015, two-thirds of the stock option grant will vest in the same manner as the Market Return Options.

Stock-Based Compensation

During the year ended December 31, 2015, the compensation committee granted 1,343,621 options to employees, of which 1,065,002 were Performance Options, 257,498 were Time-Based Options and 21,121 were Vested Options. Additionally, the compensation committee granted 23,000 Director Performance Options to members of the Board of Directors. The weighted average grant date fair values of the Time-Based Options, Vested Options and Director Options granted during the year ended December 31, 2015 were $6.09, $5.27 and $6.92, respectively

During the year ended December 31, 2014, the compensation committee granted 1,747,268 options to employees, of which 1,221,162 were Performance Options, 498,338 were Time-Based Options and 27,768 were Vested Options. The weighted average grant date fair values of the Time-Based Options and the Vested Options granted during the year ended December 31, 2014 were $6.05 and $5.28, respectively.

During the year ended December 31, 2013, the compensation committee granted 1,082,397 options to employees, of which 768,677 were Performance Options, 243,323 were Time-Based Options and 70,397 were 2013 Vested Options. Additionally, the compensation committee granted 100,000 options to one board member and 13,800 Director Service Options to certain members of the Board of Directors. The weighted average grant date fair values of the Time-Based Options, the 2013 Vested Options and the Director Service Options granted during the year ended December 31, 2013 were $5.99, $5.23 and $6.02, respectively.

The fair value of each option award is estimated on the date of grant, or modification, using the Black-Scholes option pricing model for service based awards, and a binomial model for market based awards. In estimating fair value for options issued under the 2007 Plan, expected volatility was based on historical volatility of comparable publicly-traded companies. As our historical share option exercise experience does not provide a reasonable basis upon which to estimate the expected term, we used the simplified method. Expected life is calculated in two tranches based on the employment level defined as executive or employee. The risk-free rate used in calculating fair value of stock options for periods within the expected term of the option is based on the U.S. Treasury yield bond curve in effect on the date of grant.

The following table summarizes certain assumptions we used to estimate the fair value of the Time-Based Options, the Vested Options and the Director Service Options of stock options granted during the years ended December 31, 2015, 2014, and 2013:

	Year Ended December 31,
	2015	2014	2013
Expected volatility	33%	31.7-33.4%	33.4-35.1%
Risk-free interest rate	1.5-2.0%	1.7-2.2%	0.7-2.0%
Expected term until exercise	5.1-8.3	5.0-6.4	5.0-6.3
Expected dividend yield	0.0%	0.0%	0.0%

We recorded non-cash stock-based compensation expense during the periods presented as follows (in thousands):

	Year Ended December 31,
	2015	2014	2013
Cost of goods sold	$90	$82	$52
Operating expenses:
Selling, general and administrative	1,696	1,782	2,049
Research and development	19	5	54

	$1,805	$1,869	$2,155

We have determined that it is not probable that we will meet the Adjusted EBITDA targets related to the Performance Options granted. As such, we did not recognize expense for any of the options which had the potential to vest in 2015. Additionally, we have not recognized expense for any of the options which have the potential to vest based on Adjusted EBITDA for 2016, 2017 and 2018, as some of these targets have not yet been established and we are unable to assess the probability of achieving such targets. Accordingly, we recognized stock-based compensation expense only for the Time-Based Options, the Vested Options and the Director Service Options granted in 2013 or 2014.

Stock based compensation expense for options granted to non-employees was not significant to the Company for all periods presented, and was included in Selling, general and administrative expense in our Consolidated Statements of Operations.

A summary of option activity under the 2007 Plan is presented below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2014	9,239,166	$16.11	6.3	$3,197,576
Granted	1,377,121	$16.46
Exercised	(31,196)	$9.00
Forfeited or expired	(1,656,232)	$16.46

Outstanding at December 31, 2015	8,928,859	$16.13	5.9	$2,964,949

Vested or expected to vest at December 31, 2015	5,154,858	$15.88	4.9	$2,964,949

Exercisable at December 31, 2015	2,865,982	$15.43	3.2	$2,964,949

The Company’s stock incentive plan permits optionees to exercise stock options using a net exercise method. In a net exercise, the Company withholds from the total number of shares that otherwise would be issued to an optionee upon exercise of the stock option such number of shares having a fair market value at the time of exercise equal to the option exercise price and applicable income tax withholdings and remits the remaining shares to the optionee.

The following table provides information regarding the use of the net exercise method during the periods presented:

	Year Ended December 31,
	2015	2014
Options exercised	30,529	507,088
Shares withheld	21,681	391,395

Shares issued	8,848	115,693

Average market value per share withheld	$16.46	$16.46

Aggregate market value of shares withheld (in thousands)	$357	$6,442

As of December 31, 2015, total unrecognized stock-based compensation expense related to unvested stock options granted under the 2007 Plan, excluding options subject to the performance components of the Market Return Options, was $1.8 million, net of expected forfeitures. We anticipate this expense to be recognized over a weighted-average period of approximately three years. Compensation expense associated with the Market Return and Enhanced Market Return Options granted under the 2007 Plan, with the exception of those that were issued in connection with a modification, will be recognized only to the extent achievement of the performance components are deemed probable.